SEGMENT REPORTING (Schedule of Segment Reporting Infomation by Segment) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues		$ 293,072		$ 270,884		$ 245,627
Operating income (loss)		58,774		54,615		27,831
Reportable Segment Assets		132,680		117,847		112,364
Goodwill (Note 9)		39,510	[1]	39,999	[1]	39,862
Expenditures for assets		20,025		10,110		7,258
Depreciation and amortization		14,638		13,553		14,479
Impairment of goodwill (Note 9)	$ 10,500	0		0	[2]	10,508
Impairment of intangible assets						3,661
Telematics Services [Member]
Segment Reporting Information [Line Items]
Revenues		209,558		189,649		182,944
Operating income (loss)		56,287		48,072		28,666
Reportable Segment Assets		97,244		79,535		89,939
Goodwill (Note 9)		33,990		34,215		34,152
Expenditures for assets		18,705		9,057		6,116
Depreciation and amortization		12,679		11,411		12,471
Impairment of goodwill (Note 9)						9,479
Impairment of intangible assets						1,869
Telematics Products [Member]
Segment Reporting Information [Line Items]
Revenues		83,514		81,235		62,683
Operating income (loss)		2,487		6,543		(835)
Reportable Segment Assets		35,436		38,312		22,425
Goodwill (Note 9)		5,520		5,784		5,710
Expenditures for assets		1,320		1,053		1,142
Depreciation and amortization		$ 1,959		$ 2,142		2,008
Impairment of goodwill (Note 9)						1,029
Impairment of intangible assets						$ 1,792

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2022, and 2021 was US$29.89 million.
[2]	As a result of the circumstances described in note 8(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.